Cover	Apr. 14, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 14, 2022
Entity Registrant Name	Informatica Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40936
Entity Tax Identification Number	61-1999534
Entity Address, Address Line One	2100 Seaport Boulevard
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	650
Local Phone Number	385-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	INFA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	The sole purpose of this amendment to the Current Report on Form 8-K (this “Form 8-K/A”) filed by Informatica Inc. with the Securities and Exchange Commission on April 15, 2022 (the “Form 8-K”), is to add iXBRL tagging to the cover page of this Form 8-K/A. No other changes have been made to the Form 8-K.
Entity Central Index Key	0001868778
Amendment Flag	true